SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Property and Equipment, Net, by Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 384	$ 200	$ 253
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	339	151	213
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 45	$ 49	$ 40